Income Taxes - Schedule of Reconciliation of U.S. Federal Statutory Income Tax Rate to Company's Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes at U.S. federal statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	6.10%	5.90%
Federal and state research and development tax credits	5.40%	4.40%
Stock-based compensation expense	(1.10%)	(0.70%)
Nondeductible/nontaxable permanent items	0.60%	0.00%
Other	(0.30%)	(1.70%)
Change in valuation allowance	(32.10%)	(28.90%)
Effective tax rate	(0.40%)	0.00%